Segment Information (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenues by type of service
Total related party revenues	$ 103,144,272	¥ 716,130,680	¥ 336,254,013	¥ 34,558,013
Total third-party revenues	59,814,987	415,295,453	266,182,435	204,497,122
Total revenues	162,959,259	1,131,426,133	602,436,448	239,055,135
One-time commissions
Revenues by type of service
Total related party revenues	61,187,382	424,823,991	167,913,206	22,046,325
Total third-party revenues	30,310,984	210,449,160	172,736,785	191,478,574
Total revenues	91,498,366	635,273,151	340,649,991	213,524,899
Recurring management fee
Revenues by type of service
Total related party revenues	37,661,020	261,480,460	144,171,383	12,511,688
Total third-party revenues				1,201,761
Total revenues	37,661,020	261,480,460	144,171,383	13,713,449
Recurring service fees
Revenues by type of service
Total related party revenues	1,845,079	12,810,384	24,169,424
Total third-party revenues	15,954,499	110,772,087	93,445,650	11,816,787
Total revenues	17,799,578	123,582,471	¥ 117,615,074	¥ 11,816,787
Other Service Fee
Revenues by type of service
Total related party revenues	2,450,791	17,015,845
Total third-party revenues	13,549,504	94,074,206
Total revenues	$ 16,000,295	¥ 111,090,051